FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-09869
                                                     ---------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/09
                          ---------


Item 1. Schedule of Investments.


Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2009

CONTENTS

Franklin Floating Rate Master Series ......................................    3
Notes to Statement of Investments .........................................   13

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS
    AEROSPACE & DEFENSE
(c) BE Aerospace Inc., Term Loan B, 4.75%, 7/28/14 ..............    United States    2,292,500   $  2,209,397     0.71
    Hawker Beechcraft Inc.,
       Synthetic L/C, 3.22%, 3/26/14 ............................    United States      133,797         70,020     0.02
       Term Loan B, 2.428% - 3.22%, 3/26/14 .....................    United States    2,272,760      1,189,410     0.38
    ILC Industries Inc., June 2006 Term Loan, 2.428%, 2/24/12 ...    United States      724,488        634,833     0.20
    L-1 Identity Solutions Operating Co., Term Loan B,
       6.75%, 8/05/13 ...........................................    United States    1,072,500      1,046,581     0.34
    Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1
       Loan, 2.89%, 12/31/11 ....................................    United States    2,944,562      2,708,997     0.87
    TransDigm Inc., Term Loan B, 3.227%, 6/23/13 ................    United States    2,650,000      2,440,207     0.78
                                                                                                  ------------   ------
                                                                                                    10,299,445     3.30
                                                                                                  ------------   ------
    APPLICATION SOFTWARE
    CCC Information Services Group Inc., Term Loan B,
       2.68%, 2/10/13 ...........................................    United States      561,215        496,676     0.16
                                                                                                  ------------   ------
    AUTO PARTS & EQUIPMENT
    Affinia Group Inc., Term Loan B, 4.039%, 11/30/11 ...........    United States      737,531        526,105     0.17
    Cooper Standard Automotive Inc.,
       Term Loan B, 3.75%, 12/23/11 .............................       Canada        1,562,328        515,568     0.17
       Term Loan C, 3.75%, 12/23/11 .............................    United States    2,957,831        976,084     0.31
(d) Dayco Products LLC (Mark IV), Replacement Term
       Loan, 6.06% - 6.75%, 6/23/11 .............................    United States    3,380,745        517,254     0.17
    Federal-Mogul Corp., Term Loan B, 2.388% - 2.438%,
       12/27/14 .................................................    United States    2,407,356      1,376,206     0.44
    Key Safety Systems Inc., Term Loan B, 2.685% -
       3.482%, 3/10/14 ..........................................    United States    4,490,742      1,635,380     0.52
    United Components Inc., Term Loan D, 3.50%, 6/29/12 .........    United States      746,564        563,656     0.18
                                                                                                  ------------   ------
                                                                                                     6,110,253     1.96
                                                                                                  ------------   ------
    BROADCASTING
    Citadel Broadcasting Corp., Term Loan B, 2.93% -
       2.97%, 6/12/14 ...........................................    United States    2,573,388      1,064,739     0.34
    Discovery Communications Inc., Term Loan B, 3.22%,
       5/14/14 ..................................................    United States    3,365,860      3,162,226     1.01
    Entravision Communications Corp., Term Loan B,
       6.46%, 3/29/13 ...........................................    United States      687,372        538,900     0.17
    Gray Television Inc., Term Loan B, 4.00%, 12/31/14 ..........    United States    2,246,197        993,942     0.32
    LBI Media Inc., Term Loan B, 1.928%, 3/31/12 ................    United States      970,000        683,850     0.22
    Mission Broadcasting Inc., Term Loan B, 2.97%,
       10/01/12 .................................................    United States      737,789        457,429     0.15
    Nexstar Broadcasting Inc., Term Loan B, 2.597% -
       2.789%, 10/01/12 .........................................    United States      697,908        432,703     0.14
    Univision Communications Inc., Initial Term Loan,
       2.678%, 9/29/14 ..........................................    United States    5,600,000      3,445,400     1.10
                                                                                                  ------------   ------
                                                                                                    10,779,189     3.45
                                                                                                  ------------   ------


                     Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    BUILDING PRODUCTS
    Goodman Global Holdings Co. Inc., Term Loan B,
       6.50%, 2/13/14 ...........................................    United States      947,500   $    835,695     0.27
    NCI Building Systems Inc., Term Loan B, 1.94% -
       1.96%, 6/18/10 ...........................................    United States    1,435,985      1,155,968     0.37
                                                                                                  ------------   ------
                                                                                                     1,991,663     0.64
                                                                                                  ------------   ------
    CABLE & SATELLITE
    CSC Holdings Inc. (Cablevision), Incremental Term
       Loan, 2.198%, 3/29/13 ....................................    United States    1,090,373      1,011,663     0.32
    DIRECTV Holdings LLC, Term Loan C, 5.25%, 4/13/13 ...........    United States    3,179,775      3,102,268     0.99
    Insight Midwest Holdings, Term Loan B, 2.50%,
       4/02/14 ..................................................    United States    1,907,500      1,752,516     0.56
    MCC Iowa, Term Loan E, 6.50%, 1/03/16 .......................    United States    1,239,133      1,212,026     0.39
    UPC Financing Partnership,
       Term Loan N, 2.315%, 12/31/14 ............................     Netherlands     2,722,809      2,522,002     0.81
       (c) Term Loan T, 5.75%, 12/31/16 .........................     Netherlands     1,477,191      1,418,103     0.45
                                                                                                  ------------   ------
                                                                                                    11,018,578     3.52
                                                                                                  ------------   ------
    CASINOS & GAMING
    Ameristar Casinos Inc., Term Loan B, 4.506%,
       11/10/12 .................................................    United States    1,715,752      1,544,177     0.50
(c) Las Vegas Sands LLC,
       Delayed Draw I Term Loan, 2.18%, 5/23/14 .................    United States      276,811        168,729     0.05
       Term Loan B, 2.18%, 5/23/14 ..............................    United States    1,128,386        687,802     0.22
    Penn National Gaming Inc., Term Loan B, 2.18% -
       2.99%, 10/03/12 ..........................................    United States    2,572,026      2,413,417     0.77
    VML U.S. Finance LLC (Venetian Macau),
       Delayed Draw, 2.68%, 5/25/12 .............................        Macau        1,976,190      1,454,970     0.47
       New Project Term Loans, 2.68%, 5/25/13 ...................        Macau        1,500,000      1,104,375     0.35
       Term Loan B, 2.68%, 5/25/13 ..............................        Macau          523,810        385,655     0.12
                                                                                                  ------------   ------
                                                                                                     7,759,125     2.48
                                                                                                  ------------   ------
    COMMERCIAL PRINTING
    Cenveo Corp.,
       Delayed Draw Term Loan, 5.727%, 6/21/13 ..................    United States        9,842          8,743     0.00(e)
       Term Loan C, 5.727%, 6/21/13 .............................    United States      996,837        885,523     0.29
                                                                                                  ------------   ------
                                                                                                       894,266     0.29
                                                                                                  ------------   ------
    COMMUNICATIONS EQUIPMENT
    Brocade Communications Systems Inc., Term Loan,
       7.00%, 10/07/13 ..........................................    United States    1,023,750      1,003,275     0.32
    CommScope Inc., Term Loan B, 2.928% - 3.72%,
       12/26/14 .................................................    United States    1,020,507        907,613     0.29
                                                                                                  ------------   ------
                                                                                                     1,910,888     0.61
                                                                                                  ------------   ------
    CONSTRUCTION & ENGINEERING
    URS Corp., Term Loan B, 2.745% - 3.427%, 5/15/13 ............    United States    2,601,147      2,476,292     0.79
                                                                                                  ------------   ------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
    Bucyrus International Inc., Tranche B Dollar Term
       Loan, 1.94% - 2.73%, 5/04/14 .............................    United States    1,273,556      1,193,959     0.38


                     4 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (CONTINUED)
    Oshkosh Truck Corp.,
       Term Loan A, 7.22% - 7.32%, 12/06/11 .....................    United States      856,500   $   700,189      0.22
       Term Loan B, 7.15% - 7.32%, 12/06/13 .....................    United States    1,542,162     1,273,247      0.41
                                                                                                  -----------    ------
                                                                                                    3,167,395      1.01
                                                                                                  -----------    ------
    CONSTRUCTION MATERIALS
    Headwaters Inc., Term Loan B, 6.22%, 4/30/11 ................    United States    1,066,569       682,604      0.22
                                                                                                  -----------    ------
    DATA PROCESSING & OUTSOURCED SERVICES
    Affiliated Computer Services Inc.,
    (c) Additional Term Loan, 2.428% - 2.495%, 3/20/13 ..........    United States    2,826,171     2,671,517      0.86
       Term Loan B, 2.438%, 3/20/13 .............................    United States    1,257,750     1,188,923      0.38
    Emdeon Business Services LLC, First Lien Term Loan,
       2.43% - 3.22%, 11/16/13 ..................................    United States      939,029       859,212      0.28
    First Data Corp., Term Loan B-2, 3.178% - 3.19%,
       9/24/14 ..................................................    United States      270,601       198,384      0.06
    infoGROUP Inc.,
       2006 Term Loan, 3.22%, 2/14/12 ...........................    United States      949,428       766,663      0.25
       2007 Term Loan, 3.22%, 2/14/12 ...........................    United States      476,516       384,787      0.12
    Lender Processing Services Inc., Term Loan B,
       2.928%, 7/02/14 ..........................................    United States      591,519       575,991      0.18
(c) Metavante Corp., Term Loan B, 2.92%, 11/01/14 ...............    United States    4,484,499     4,316,330      1.38
    SunGard Data Systems Inc., Incremental Term Loan,
       6.75%, 2/28/14 ...........................................    United States      696,500       686,799      0.22
                                                                                                  -----------    ------
                                                                                                   11,648,606      3.73
                                                                                                  -----------    ------
    DISTILLERS & VINTNERS
    Constellation Brands Inc., Term Loan B, 2.00% -
       2.813%, 6/05/13 ..........................................    United States    3,367,491     3,217,156      1.03
                                                                                                  -----------    ------
    DIVERSIFIED CHEMICALS
    Celanese U.S. Holdings LLC, Dollar Term Loan,
       2.942%, 4/02/14 ..........................................    United States      739,050       657,922      0.21
(c) Huntsman International LLC, Term Loan B, 2.178%,
       4/21/14 ..................................................    United States    3,806,535     3,159,424      1.01
                                                                                                  -----------    ------
                                                                                                    3,817,346      1.22
                                                                                                  -----------    ------
    DIVERSIFIED REAL ESTATE ACTIVITIES
    CB Richard Ellis Services Inc., Term Loan B,
       6.00%, 12/20/13 ..........................................    United States      902,751       750,788      0.24
                                                                                                  -----------    ------
    DIVERSIFIED SUPPORT SERVICES
    ARAMARK Corp.,
       Synthetic L/C, 2.336%, 1/26/14 ...........................    United States      290,628       265,925      0.08
       Term Loan B, 3.095%, 1/26/14 .............................    United States    4,574,684     4,185,836      1.34
    Language Lines Inc., Term Loan B, 4.47%, 6/11/11 ............    United States    1,193,673     1,050,432      0.34
    West Corp.,
       Term Loan B-2, 2.808% - 2.864%, 10/24/13 .................    United States      324,843       274,989      0.09
       Term Loan B-3, 7.25%, 10/24/13 ...........................    United States      990,000       942,975      0.30
                                                                                                  -----------    ------
                                                                                                    6,720,157      2.15
                                                                                                  -----------    ------


                     Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    EDUCATION SERVICES
    Bright Horizons Family Solution Inc., Term Loan B,
       6.25% - 7.50%, 5/21/15 ...................................    United States    1,387,013   $  1,183,584     0.38
    Education Management LLC, Term Loan C, 3.00%,
       6/01/13 ..................................................    United States    2,403,991      2,166,167     0.69
    Laureate Education Inc.,
       Closing Date Term Loan, 4.342%, 8/18/14 ..................    United States    1,321,225        980,349     0.31
       Delayed Draw Term Loan, 4.342%, 8/18/14 ..................    United States      197,726        146,712     0.05
                                                                                                  ------------   ------
                                                                                                     4,476,812     1.43
                                                                                                  ------------   ------
    ELECTRICAL COMPONENTS & EQUIPMENT
    Baldor Electric Co., Term Loan B, 5.25%, 1/31/14 ............    United States    2,995,986      2,841,193     0.91
                                                                                                  ------------   ------
    ELECTRONIC EQUIPMENT & INSTRUMENTS
    Sensus Metering Systems Inc., Term Loan B1,
       2.447% - 3.256%, 12/17/10 ................................    United States    1,293,083      1,170,240     0.37
                                                                                                  ------------   ------
    ELECTRONIC MANUFACTURING SERVICES
    FCI USA,
       Term Loan B1, 4.145%, 11/01/13 ...........................    United States    1,345,848        693,112     0.22
       Term Loan C1, 4.145%, 11/03/14 ...........................    United States    1,345,848        708,252     0.23
    Flextronics International USA Inc.,
       Term Loan A, 2.739% - 3.458%, 10/01/14 ...................    United States      448,475        347,008     0.11
       Term Loan A-1, 3.381%, 10/01/14 ..........................    United States      128,872         99,715     0.03
                                                                                                  ------------   ------
                                                                                                     1,848,087     0.59
                                                                                                  ------------   ------
    ENVIRONMENTAL & FACILITIES SERVICES
(c) Duratek Inc. (EnergySolutions), Term Loan B,
       4.15%, 6/07/13 ...........................................    United States      706,763        664,357     0.21
    EnergySolutions LLC,
       (c) Synthetic L/C, 2.69%, 6/07/13 ........................    United States       98,092         92,207     0.03
       Synthetic L/C (Add-On), 2.69%, 6/07/13 ...................    United States    1,000,000        940,000     0.30
       (c) Term Loan B, 4.15%, 6/07/13 ..........................    United States    1,473,112      1,384,725     0.45
(f) EnviroSolutions Inc., Initial Term Loan, PIK,
       10.50%, 7/07/12 ..........................................    United States    2,218,843      1,101,101     0.35
                                                                                                  ------------   ------
                                                                                                     4,182,390     1.34
                                                                                                  ------------   ------
    FOOD RETAIL
    Pantry Inc.,
       Delayed Draw Term Loan, 1.93%, 5/14/14 ...................    United States      232,319        206,764     0.07
       Term Loan B, 1.93%, 5/14/14 ..............................    United States      806,957        718,192     0.23
                                                                                                  ------------   ------
                                                                                                       924,956     0.30
                                                                                                  ------------   ------
    GENERAL MERCHANDISE STORES
    Dollar General Corp., Tranche B-1 Term Loan,
       3.178% - 3.789%, 7/07/14 .................................    United States    1,400,000      1,297,722     0.42
                                                                                                  ------------   ------
    HEALTH CARE EQUIPMENT
    DJO Finance LLC, Term Loan B, 3.428% - 4.22%,
       5/20/14 ..................................................    United States    2,711,894      2,414,941     0.77
                                                                                                  ------------   ------


                     6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HEALTH CARE FACILITIES
    Community Health Systems Inc.,
       Delayed Draw Term Loan, 2.678%, 7/25/14 ..................    United States      227,373   $    205,799     0.06
       Term Loan, 2.678% - 3.506%, 7/25/14 ......................    United States    4,455,213      4,032,476     1.29
    HCA Inc., Term Loan B-1, 3.47%, 11/18/13 ....................    United States    2,873,656      2,600,658     0.83
    HealthSouth Corp., Term Loan B, 2.93% - 2.96%,
       3/10/13 ..................................................    United States    1,407,370      1,276,686     0.41
    Iasis Healthcare LLC,
       Delayed Draw Term Loan, 2.428%, 3/14/14 ..................    United States    1,018,541        907,011     0.29
       Initial Term Loan, 2.428%, 3/14/14 .......................    United States    2,943,387      2,621,086     0.84
       Synthetic L/C, 4.54%, 3/14/14 ............................    United States      273,663        243,697     0.08
(c) LifePoint Hospitals Inc., Term Loan B, 2.875%,
       4/15/12 ..................................................    United States    1,000,000        949,821     0.30
    Psychiatric Solutions Inc., Term Loan, 2.178% -
       2.239%, 7/01/12 ..........................................    United States    1,813,111      1,679,394     0.54
    Vanguard Health Holding Co. II LLC, Replacement
       Term Loan, 2.678%, 9/23/11 ...............................    United States    2,407,204      2,275,561     0.73
                                                                                                  ------------   ------
                                                                                                    16,792,189     5.37
                                                                                                  ------------   ------
    HEALTH CARE SERVICES
    AMR Holdco/EmCare Holdco, Term Loan B, 2.438% -
       2.469%, 2/10/12 ..........................................    United States    1,206,100      1,103,581     0.36
    DaVita Inc., Term Loan B-1, 1.93% - 2.74%, 10/05/12 .........    United States    4,577,225      4,318,328     1.38
(c) Fresenius Medical Care Holdings Inc., Term Loan
       B, 2.514% - 2.674%, 3/31/13 ..............................       Germany       2,778,453      2,654,726     0.85
    Fresenius SE (New Finco1), Term Loan B1, 6.75%,
       9/10/14 ..................................................       Germany         519,916        520,565     0.17
    Fresenius SE (APP), Term Loan B2, 6.75%, 9/10/14 ............       Germany         280,084        280,435     0.09
    Team Finance LLC, Term Loan B, 3.222% - 3.251%,
       11/23/12 .................................................    United States    1,145,975        968,349     0.31
    VICAR Operating Inc., Incremental Term Loan,
       1.938%, 5/16/11 ..........................................    United States      882,000        820,260     0.26
                                                                                                  ------------   ------
                                                                                                    10,666,244     3.42
                                                                                                  ------------   ------
    HEALTH CARE SUPPLIES
    Bausch and Lomb Inc.,
       Delayed Draw Term Loan, 3.25% - 4.47%, 4/28/15 ...........    United States      226,107        196,542     0.06
       Parent Term Loan, 4.47%, 4/28/15 .........................    United States    1,184,339      1,029,487     0.33
                                                                                                  ------------   ------
                                                                                                     1,226,029     0.39
                                                                                                  ------------   ------
    HOUSEHOLD PRODUCTS
    Prestige Brands Inc., Term Loan B, 2.678%, 4/06/11 ..........    United States      809,511        781,178     0.25
                                                                                                  ------------   ------
    HOUSEWARES & SPECIALTIES
    Jarden Corp.,
       Term Loan B1, 2.97%, 1/24/12 .............................    United States      604,963        581,067     0.19
       Term Loan B2, 2.97%, 1/24/12 .............................    United States    1,604,296      1,540,927     0.49
    Jostens IH Corp. (Visant Holding Corp.), Term Loan
       C, 2.495%, 12/21/11 ......................................    United States    1,824,366      1,710,343     0.55
                                                                                                  ------------   ------
                                                                                                     3,832,337     1.23
                                                                                                  ------------   ------


                     Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
    Dynegy Holdings Inc.,
       Term L/C Facility, 1.93%, 4/02/13 ........................    United States      850,132   $    762,728     0.25
       Term Loan B, 1.93%, 4/02/13 ..............................    United States      145,764        130,777     0.04
    NRG Energy Inc.,
       Credit Link, 1.12%, 2/01/13 ..............................    United States    1,275,473      1,190,309     0.38
       Term Loan, 2.72%, 2/01/13 ................................    United States    2,386,043      2,226,725     0.71
    Texas Competitive Electric Holdings Co. LLC,
       Term Loan B-2, 3.928% - 3.969%, 10/10/14 .................    United States      544,754        370,123     0.12
       Term Loan B-3, 3.928% - 3.969%, 10/10/14 .................    United States      985,000        667,897     0.21
                                                                                                  ------------   ------
                                                                                                     5,348,559     1.71
                                                                                                  ------------   ------
    INDUSTRIAL CONGLOMERATES
    Manitowoc Co. Inc., Term Loan B, 6.50%, 11/06/14 ............    United States    2,793,000      2,145,024     0.69
    TriMas Co. LLC,
       Term Loan B, 2.685% - 3.323%, 8/02/13 ....................    United States    1,353,713      1,160,809     0.37
       Tranche B-1 L/C, 2.595%, 8/02/11 .........................    United States      320,405        274,748     0.09
                                                                                                  ------------   ------
                                                                                                     3,580,581     1.15
                                                                                                  ------------   ------
    INDUSTRIAL MACHINERY
    Amsted Industries Inc., Delay Draw, 4.25%, 4/05/13 ..........    United States    1,000,000        915,000     0.29
    CI Acquisition Inc. (Chart Industries), Term Loan
       B, 2.438%, 10/17/12 ......................................    United States      962,662        847,142     0.27
    Husky Injection Molding Systems Ltd. (Ontario Inc.), Term
       Loan, 4.22% - 4.232%, 12/14/12 ...........................       Canada        1,277,250      1,123,980     0.36
    Itron Inc., Dollar Term Loan, 4.00%, 4/18/14 ................    United States    1,350,000      1,297,267     0.42
    Mueller Water Products Inc., Term Loan B, 2.178% -
       2.97%, 5/24/14 ...........................................    United States      803,227        678,727     0.22
    RBS Global Inc. (Rexnord),
       Incremental Tranche B-2, 2.438%, 7/22/13 .................    United States    1,573,295      1,244,869     0.40
       Term Loan, 3.00% - 3.625%, 7/22/13 .......................    United States    3,503,279      2,789,486     0.89
                                                                                                  ------------   ------
                                                                                                     8,896,471     2.85
                                                                                                  ------------   ------
    INTEGRATED TELECOMMUNICATION SERVICES
    GCI Holdings Inc., Add-On Term Loan, 4.68%, 8/31/12 .........    United States    1,682,825      1,607,098     0.52
    NTELOS Inc., Term Loan B-1, 2.68%, 8/24/11 ..................    United States    1,057,503      1,008,329     0.32
    Wind Telecomunicazioni SpA,
       Term Loan B-2, 3.991%, 5/26/13 ...........................        Italy        2,650,000      2,368,769     0.76
       Term Loan C-2, 4.991%, 5/26/14 ...........................        Italy        2,650,000      2,352,704     0.75
    Windstream Corp., Tranche B-1, 1.95% - 2.62%,
       7/17/13 ..................................................    United States    4,154,975      3,898,534     1.25
                                                                                                  ------------   ------
                                                                                                    11,235,434     3.60
                                                                                                  ------------   ------
    INTERNET RETAIL
    Ticketmaster, Term Loan B, 4.23%, 7/25/14 ...................    United States      450,000        418,500     0.13
                                                                                                  ------------   ------
    IT CONSULTING & OTHER SERVICES
    Acxiom Corp., Term Loan B, 2.191% - 3.339%, 9/14/12 .........    United States      812,262        755,404     0.24
                                                                                                  ------------   ------


                     8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    LEISURE FACILITIES
    24 Hour Fitness Worldwide Inc., Term Loan B, 2.93%
       - 3.67%, 6/08/12 .........................................    United States    2,335,541   $  1,541,457     0.49
                                                                                                  ------------   ------
    LEISURE PRODUCTS
    PlayPower Inc., Term Loan B, 3.18% - 4.38%, 6/30/12 .........    United States      586,278        466,091     0.15
                                                                                                  ------------   ------
    LIFE & HEALTH INSURANCE
    Conseco Inc., Term Loan, 6.50%, 10/10/13 ....................    United States    1,930,669        810,881     0.26
                                                                                                  ------------   ------
    LIFE SCIENCES TOOLS & SERVICES
    Life Technologies Corp., Term Loan B, 5.25%, 11/21/15 .......    United States      496,752        496,286     0.16
                                                                                                  ------------   ------
    METAL & GLASS CONTAINERS
    Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14 .....    United States    1,366,663      1,229,996     0.39
                                                                                                  ------------   ------
    MOVIES & ENTERTAINMENT
    Cinemark USA Inc., Term Loan, 2.19% - 2.99%, 10/05/13 .......    United States    1,384,289      1,294,887     0.41
    Regal Cinemas Corp., Term Loan, 4.97%, 10/27/13 .............    United States      991,400        958,095     0.31
    Zuffa LLC, Term Loan B, 2.50%, 6/19/15 ......................    United States    1,919,715      1,583,765     0.51
                                                                                                  ------------   ------
                                                                                                     3,836,747     1.23
                                                                                                  ------------   ------
    OIL & GAS DRILLING
    Dresser Inc., Term Loan B, 2.678% - 3.488%, 5/04/14 .........    United States    2,745,638      2,364,681     0.76
                                                                                                  ------------   ------
    PACKAGED FOODS & MEATS
(c) Dean Foods Co., Term Loan B, 1.93% - 2.72%, 4/02/14 .........    United States    4,199,790      3,923,889     1.26
    Del Monte Foods Co., Term Loan B, 3.75%, 2/08/12 ............    United States    1,361,394      1,340,783     0.43
    Michael Foods Inc., Term Loan B, 6.75%, 5/01/14 .............    United States      888,462        890,683     0.28
    Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 ...........    United States      987,500        988,430     0.32
                                                                                                  ------------   ------
                                                                                                     7,143,785     2.29
                                                                                                  ------------   ------
    PAPER PACKAGING
    Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14 ..................    United States    1,237,500      1,191,094     0.38
                                                                                                  ------------   ------
    PAPER PRODUCTS
    Domtar Corp., Term Loan, 1.844%, 3/07/14 ....................    United States      794,788        704,523     0.23
    Georgia-Pacific LLC,
       Additional Term Loan, 2.428% - 3.293%, 12/20/12 ..........    United States      807,293        755,071     0.24
       Term Loan B, 2.428% - 3.293%, 12/20/12 ...................    United States    1,109,881      1,038,086     0.33
    Graphic Packaging International Inc., 2008
       Incremental Term Loan, 3.21% - 3.958%, 5/16/14 ...........    United States      886,704        818,723     0.26
    NewPage Corp., Term Loan, 4.25% - 5.00%, 12/22/14 ...........    United States    1,408,566      1,100,247     0.35
    Verso Paper Holdings LLC, Term Loan B, 3.00%, 8/01/13 .......    United States      995,342        748,166     0.24
                                                                                                  ------------   ------
                                                                                                     5,164,816     1.65
                                                                                                  ------------   ------
    PERSONAL PRODUCTS
    Chattem Inc., Term Loan B, 2.881% - 3.07%, 1/02/13 ..........    United States      906,916        863,837     0.28
    Herbalife International Inc., Term Loan B, 2.72%, 7/21/13 ...    United States    1,145,250      1,019,273     0.32
                                                                                                  ------------   ------
                                                                                                     1,883,110     0.60
                                                                                                  ------------   ------


                     Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PHARMACEUTICALS
    Mylan Inc., Term Loan B, 3.688% - 4.50%, 10/02/14 ...........    United States      572,102   $    545,245     0.17
                                                                                                  ------------   ------
    PROPERTY & CASUALTY INSURANCE
    Affirmative Insurance Holdings Inc., Term Loan,
       9.00%, 1/31/14 ...........................................    United States      619,705        226,192     0.07
                                                                                                  ------------   ------
    PUBLISHING
    CanWest LP, Credit D, 3.256%, 7/10/14 .......................        Canada       3,400,241      1,343,095     0.43
    Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ............    United States    4,641,723      3,141,866     1.00
    Newsday LLC, 6.631%, Floating Rate Term Loan,
       8/01/13 ..................................................    United States    2,400,000      2,280,000     0.73
(d) Tribune Co.,
       Term Loan B, 5.25%, 5/16/14 ..............................    United States    5,719,555      1,678,335     0.54
       Term Loan X, 5.00%, 5/18/09 ..............................    United States    1,042,571        304,431     0.10
    Tribune Receivables LLC, Term Loan (DIP), 9.00%,
       4/10/10 ..................................................    United States    1,700,000      1,706,375     0.55
    Wenner Media LLC, Term Loan B, 2.97%, 10/02/13 ..............    United States      849,085        696,250     0.22
                                                                                                  ------------   ------
                                                                                                    11,150,352     3.57
                                                                                                  ------------   ------
    RAILROADS
    Kansas City Southern Railway Co., Term Loan B,
       4.00%, 4/26/13 ...........................................    United States    2,500,000      2,285,700     0.73
                                                                                                  ------------   ------
    RESEARCH & CONSULTING SERVICES
    Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
       2.469%, 8/09/13 ..........................................    United States    3,117,670      2,651,438     0.85
                                                                                                  ------------   ------
    RETAIL REITS
    Macerich Co., Term Loan B, 1.938%, 4/25/10 ..................    United States    1,748,840      1,355,351     0.43
                                                                                                  ------------   ------
    SECURITY & ALARM SERVICES
    Protection One Inc., Term Loan C, 2.68% - 2.69%,
       3/31/12 ..................................................    United States      904,944        713,397     0.23
                                                                                                  ------------   ------
    SEMICONDUCTORS
    Fairchild Semiconductor Corp.,
       Incremental Term Loan, 2.928%, 6/26/13 ...................    United States    1,683,000      1,178,100     0.38
       Initial Term Loan, 1.928% - 2.72%, 6/26/13 ...............    United States      911,397        569,623     0.18
                                                                                                  ------------   ------
                                                                                                     1,747,723     0.56
                                                                                                  ------------   ------
    SPECIALIZED CONSUMER SERVICES
    Affinion Group Inc., Term Loan B, 2.928% - 3.751%,
       10/17/12 .................................................    United States    1,323,115      1,164,341     0.37
    JohnsonDiversey Inc.,
       Delay Draw, 3.184%, 12/16/10 .............................    United States      257,947        244,405     0.08
       (c) Term Loan B, 3.184%, 12/16/11 ........................    United States    1,539,191      1,458,384     0.47
                                                                                                  ------------   ------
                                                                                                     2,867,130     0.92
                                                                                                  ------------   ------
    SPECIALTY CHEMICALS
    Brenntag Holding GmbH & Co. KG,
       Acquisition Facility, 2.447% - 3.501%, 1/20/14 ...........       Germany         451,636        365,825     0.12
       Term Loan B2, 2.447% - 3.501%, 1/20/14 ...................    United States      848,364        687,175     0.22
    Cognis GmbH, Term Loan C , 3.32%, 9/15/13 ...................       Germany       2,300,000      1,711,200     0.55


                    10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    SPECIALTY CHEMICALS (CONTINUED)
    Compass Minerals Group Inc., Term Loan, 3.75%,
       12/22/12 .................................................    United States      497,825   $    474,801     0.15
    Hexion Specialty Chemicals BV, Term Loan C-2,
       3.50%, 5/03/13 ...........................................     Netherlands       842,624        417,700     0.13
    Hexion Specialty Chemicals Inc., Term Loan C-1,
       3.50%, 5/03/13 ...........................................    United States    3,878,975      1,922,862     0.61
    Nalco Holding Co., Term Loan B, 2.188% - 4.188%,
       11/04/10 .................................................    United States    1,046,469      1,036,332     0.33
    Oxbow Carbon LLC,
       Delayed Draw Term Loan, 2.428%, 5/08/14 ..................    United States      289,241        253,568     0.08
       Term Loan B, 2.428% - 3.22%, 5/08/14 .....................    United States    3,033,568      2,659,429     0.85
    Polypore Inc., Incremental Term Loan, 2.50%,
       7/03/14 ..................................................    United States      641,695        551,857     0.18
    Rockwood Specialties Group Inc., Term Loan E,
       2.178%, 7/30/12 ..........................................    United States    2,044,110      1,844,079     0.59
    Univar Inc., OPCO Tranche B Term Loan, 4.22%,
       10/10/14 .................................................    United States    3,341,540      2,184,532     0.70
                                                                                                  ------------   ------
                                                                                                    14,109,360     4.51
                                                                                                  ------------   ------
    SYSTEMS SOFTWARE
    Audatex North America Inc., Domestic Term Loan C,
       3.125%, 5/16/14 ..........................................    United States    1,077,085        950,527     0.30
    Macrovision Solutions Corp., Term Loan B, 6.00%,
       5/02/13 ..................................................    United States      782,086        770,355     0.25
                                                                                                  ------------   ------
                                                                                                     1,720,882     0.55
                                                                                                  ------------   ------
    TRADING COMPANIES & DISTRIBUTORS
    Ashtead Group PLC, Term Loan, 2.25%, 8/31/11 ................   United Kingdom      759,200        687,076     0.22
    Interline Brands,
       Delayed Draw Term Loan, 2.12%, 6/23/13 ...................    United States      562,261        430,129     0.14
       Term Loan B, 2.12%, 6/23/13 ..............................    United States      408,158        312,241     0.10
    RSC Holdings III, ABL Term Loan, 2.18%, 11/27/12 ............    United States    1,922,685      1,711,189     0.54
                                                                                                  ------------   ------
                                                                                                     3,140,635     1.00
                                                                                                  ------------   ------
    TRUCKING
    Hertz Corp.,
       Credit Link, 1.227%, 12/21/12 ............................    United States      104,200         84,559     0.03
       Term Loan B, 2.20% - 2.24%, 12/21/12 .....................    United States      570,523        462,979     0.15
                                                                                                  ------------   ------
                                                                                                       547,538     0.18
                                                                                                  ------------   ------
    WIRELESS TELECOMMUNICATION SERVICES
    Intelsat Corp. (Panamsat),
       Tranche B-2-A, 2.989%, 1/03/14 ...........................    United States    1,620,112      1,483,303     0.48
       Tranche B-2-B, 2.989%, 1/03/14 ...........................    United States    1,619,620      1,482,852     0.47
       Tranche B-2-C, 2.989%, 1/03/14 ...........................    United States    1,619,620      1,482,853     0.47
                                                                                                  ------------   ------
                                                                                                     4,449,008     1.42
                                                                                                  ------------   ------
    TOTAL SENIOR FLOATING RATE INTERESTS
       (COST $285,602,184) ......................................                                  240,068,589    76.82
                                                                                                  ------------   ------


                     Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

                                                                                                                  % OF
                                                                                      PRINCIPAL                    NET
    FRANKLIN FLOATING RATE MASTER SERIES                                COUNTRY       AMOUNT(a)       VALUE      ASSETS
    ------------------------------------                            --------------   ----------   ------------   ------
    SHORT TERM INVESTMENTS (COST $92,953,876)
    REPURCHASE AGREEMENTS
(g) Joint Repurchase Agreement, 0.133%, 5/01/09
       (Maturity Value $92,954,219) .............................    United States   92,953,876   $92,953,876     29.74
          Banc of America Securities LLC (Maturity Value
            $13,968,230)
          Barclays Capital Inc. (Maturity Value $13,968,230)
          BNP Paribas Securities Corp. (Maturity Value
             $14,379,088)
          Credit Suisse Securities (USA) LLC
             (Maturity Value $14,379,088)
          Deutsche Bank Securities Inc. (Maturity Value
             $14,075,130)
          HSBC Securities (USA) Inc. (Maturity Value
             $13,968,230)
          UBS Securities LLC (Maturity Value $8,216,223)
             Collateralized by U.S. Government Agency Securities,
                1.375% - 6.25%, 9/10/10 - 12/14/18; (h)U.S.
                Government Agency Discount Notes, 10/19/09;
                (h)U.S. Treasury Bills, 10/29/09; and U.S.
                Treasury Notes, 1.75% - 4.825%, 10/31/11 -
                1/31/14
                                                                                                  ------------   ------
    TOTAL INVESTMENTS (COST $378,556,060) .......................                                  333,022,465   106.56
    OTHER ASSETS, LESS LIABILITIES ..............................                                  (20,493,375)   (6.56)
                                                                                                  ------------   ------
    NET ASSETS ..................................................                                 $312,529,090   100.00
                                                                                                  ============   ======

See abbreviations on page 15.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Defaulted security or security for which income has been deemed uncollectible.

(e)  Rounds to less than 0.01% of net assets.

(f)  Income may be received in additional securities and/or cash.

(g) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2009, all repurchase agreements had been entered into on that date.

(h)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statement of Investments.


                     12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund), which is organized as a partnership for tax purposes. The shares are exempt from registration under the Securities Act of 1933.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Joint repurchase agreements are valued at cost.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                     Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

3. INCOME TAXES

At April 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................   $379,002,999
                                                   ============
Unrealized appreciation ........................   $  1,708,107
Unrealized depreciation ........................    (47,688,641)
                                                   ------------
Net unrealized appreciation (depreciation) .....   $(45,980,534)
                                                   ============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                    LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                    -------   ------------   -------   ------------
ASSETS:
   Investments in Securities          $--     $332,022,465     $--     $333,022,465
LIABILITIES:
   Other Financial Instruments(a)      --        1,653,031      --        1,653,031

(a) Other financial instruments include net unrealized appreciation (depreciation) on unfunded loan commitments.


                     14 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

SELECTED PORTFOLIO

DIP  - Debtor-In-Possession
L/C  - Letter of Credit
PIK  - Payment-In-Kind
REIT - Real Estate Investment Trust

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 15



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN FLOATING RATE MASTER TRUST

By /s/LAURA F. FERGERSON
   ---------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ----------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009


By /s/GASTON GARDEY
   ----------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2009